Accrued liabilities	12 Months Ended
Dec. 31, 2018
Accrued liabilities
Accrued liabilities

15.  Accrued liabilities

a)  An analysis of accrued liabilities at December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
Fuel and traffic accrued expenses	Ps.	1,315,363	Ps.	1,106,913	Ps.	922,607
Maintenance and aircraft parts accrued expenses		79,280		194,366		130,897
Sales, marketing and distribution accrued expenses		283,538		143,758		102,880
Maintenance deposits		141,371		132,519		179,288
Salaries and benefits		187,072		114,781		170,994
Accrued administrative expenses		67,306		90,459		80,981
Aircraft and engine lease extension benefit (Note 1j)		50,796		83,047		85,124
Deferred revenue from VClub membership		59,557		76,261		32,771
Information and communication accrued expenses		45,008		44,638		32,950
Supplier services agreement		10,634		10,634		6,333
Depositary services benefit		—		1,473		2,068
Advances from travel agencies		482		650		1,536
Others		77,985		51,474		37,010
	Ps.	2,318,392	Ps.	2,050,973	Ps.	1,785,439

b)  Accrued liabilities long-term:

	2018		2017		2016
Aircraft and engine lease extension benefit (Note 1j)	Ps.	61,730	Ps.	107,400	Ps.	127,831
Supplier services agreement		66,539		77,174		4,350
Depositary services benefit		—		—		1,473
Other		8,964		15,274		36,154
	Ps.	137,233	Ps.	199,848	Ps.	169,808

c)  An analysis of other liabilities is as follows:

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2018		the year		Payments		2018
Aircraft lease return obligation	Ps.	488,383	Ps.	774,614	Ps.	832,323	Ps.	430,674
Employee profit sharing (Note 16)		9,063		14,106		8,185		14,984
	Ps.	497,446	Ps.	788,720	Ps.	840,508	Ps.	445,658

Short-term maturities							Ps.	117,724
Long-term							Ps.	327,934

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2017		the year		Payments		2017
Aircraft lease return obligation	Ps.	410,060	Ps.	937,982	Ps.	859,659	Ps.	488,383
Employee profit sharing (Note 16)		10,695		8,342		9,974		9,063
	Ps.	420,755	Ps.	946,324	Ps.	869,633	Ps.	497,446

Short-term maturities							Ps.	280,744
Long-term							Ps.	216,702

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2016		the year		Payments		2016
Aircraft lease return obligation	Ps.	149,326	Ps.	1,025,757	Ps.	765,023	Ps.	410,060
Employee profit sharing (Note 16)		10,173		9,967		9,445		10,695
	Ps.	159,499	Ps.	1,035,724	Ps.	774,468	Ps.	420,755

Short-term maturities							Ps.	284,200
Long-term							Ps.	136,555

During the years ended December 31, 2018, 2017 and 2016 no cancellations or write-offs related to these liabilities were recorded.